Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
Property, plant and equipment, net are detailed below:

December 31, 2024	Gross Amount	Accumulated Depreciation	Net Amount
Land	118	-	118
Buildings	1,386	(617)	769
Facilities & leasehold improvements	4,484	(3,137)	1,347
Machinery and equipment	22,017	(15,676)	6,341
Computer and R&D equipment	406	(335)	71
Operating lease right-of-use assets	392	(141)	251
Finance lease right-of-use assets	72	(11)	61
Other tangible assets	114	(94)	20
Construction in progress	1,899	-	1,899
Total	30,888	(20,011)	10,877

December 31, 2023	Gross Amount	Accumulated Depreciation	Net Amount
Land	118	—	118
Buildings	1,306	(606)	700
Facilities & leasehold improvements	4,346	(3,117)	1,229
Machinery and equipment	21,486	(15,139)	6,347
Computer and R&D equipment	421	(330)	91
Operating lease right-of-use assets	431	(153)	278
Finance lease right-of-use assets	68	(7)	61
Other tangible assets	115	(97)	18
Construction in progress	1,712	—	1,712
Total	30,003	(19,449)	10,554